BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Separate Account Eleven for Variable Annuities

Supplement dated October 2, 2023 to the Updating Summary Prospectuses for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company (“we” or “us”).

Annuity Service Center Contact Information Change

Effective October 16, 2023, the contact information for the Annuity Service Center for various Contract transactions will change. Please use the new contact information listed below.

Death Claims	Brighthouse Life Insurance Company P.O. Box 4330 Clinton, IA 52733-4330 Fax: 877-245-8163

Annuity Payments/Income • Requests to receive regular income payments (referred to as Annuity Payments)	Brighthouse Life Insurance Company P.O. Box 4365 Clinton, IA 52733-4365 Telephone: 800-882-1292 Fax: 877-246-8424

• Death Claims for Contracts receiving Annuity Payments	Brighthouse Life Insurance Company P.O. Box 4364 Clinton, IA 52733-4364 Telephone: 800-882-1292 Fax: 877-245-8163

• General requests and elections for Contracts receiving Annuity Payments	Brighthouse Life Insurance Company P.O. Box 4363 Clinton, IA 52733-4363 Telephone: 800-882-1292 Fax: 877-246-8424

All other requests and elections, including subsequent Purchase Payments, and general inquiries	Brighthouse Life Insurance Company P.O. Box 4301 Clinton, IA 52733-4301 Telephone: 888-243-1932 Fax: 877-246-8424

We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on December 15, 2023. After this date, requests and elections, (including payments) sent to an address other than the ones provided above, may be returned or there may be a delay in processing requests or applying payments.

C3 (withhost VA SA 11_USP)

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

If you own any of the below listed products AND any of the following apply to your Contract:

(1)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,

(2)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or

(3)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,

the aforementioned change of contact information does NOT apply to you. Please refer to your Prospectus for the contact information that does apply to you.

Supplement to the prospectus for the following variable annuity contracts:

Brighthouse Separate Account Eleven for Variable Annuities

PrimElite	Portfolio Architect Plus

PrimElite II

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE